Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000190645 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000190645 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190645 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000190645 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000190645 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000190645 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000190645 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000190645 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000190645 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000190645 [Member] | Salesforce [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000190645 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.77%
C000190645 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.76%
C000190645 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000190645 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000190645 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%
C000190645 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
C000190645 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000190645 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000190645 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000190645 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000017158 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000017158 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017158 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000017158 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000017158 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000017158 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000017158 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000017158 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000017158 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017158 [Member] | Salesforce [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000017158 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.77%
C000017158 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.76%
C000017158 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000017158 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000017158 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%
C000017158 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
C000017158 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000017158 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000017158 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000017158 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000017168 [Member] | PTC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000017168 [Member] | Chesapeake Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017168 [Member] | Liberty Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000017168 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000017168 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000017168 [Member] | Dick s Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017168 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017168 [Member] | Reliance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000017168 [Member] | Kirby [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000017168 [Member] | Minerals Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000017168 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000017168 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
C000017168 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
C000017168 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000017168 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017168 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017168 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
C000017168 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017168 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000017168 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000017171 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.08%
C000017171 [Member] | Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000017171 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
C000017171 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
C000017171 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000017171 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
C000017171 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%
C000017171 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%
C000017171 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000017171 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
C000057546 [Member] | Macquarie VIP International Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.01%
C000057546 [Member] | Macquarie VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.81%
C000057546 [Member] | Macquarie VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.81%
C000057546 [Member] | Macquarie VIP Growth Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.23%
C000057546 [Member] | Macquarie VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000057546 [Member] | Macquarie VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000057546 [Member] | Macquarie VIP High Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000057546 [Member] | Macquarie VIP Small Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000057546 [Member] | Macquarie VIP Mid Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000057546 [Member] | Macquarie VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.86%
C000057546 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000057546 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.67%
C000057546 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.78%
C000057546 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.01%
C000057546 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000129560 [Member] | Macquarie VIP International Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.66%
C000129560 [Member] | Macquarie VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.62%
C000129560 [Member] | Macquarie VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.24%
C000129560 [Member] | Macquarie VIP Growth Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.33%
C000129560 [Member] | Macquarie VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000129560 [Member] | Macquarie VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000129560 [Member] | Macquarie VIP High Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000129560 [Member] | Macquarie VIP Small Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000129560 [Member] | Macquarie VIP Mid Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000129560 [Member] | Macquarie VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000129560 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000129560 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.06%
C000129560 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.03%
C000129560 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.66%
C000129560 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.31%
C000190650 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
C000190650 [Member] | Schlumberger [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.74%
C000190650 [Member] | Permian Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.22%
C000190650 [Member] | Chord Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%
C000190650 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000190650 [Member] | Tourmaline Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
C000190650 [Member] | Valaris [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000190650 [Member] | Diamondback Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000190650 [Member] | Kimbell Royalty Partners [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000190650 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000190650 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.71%
C000190650 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.58%
C000190650 [Member] | Oil And Gas Drilling [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000190650 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000190650 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000190650 [Member] | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000190650 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000190650 [Member] | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000190650 [Member] | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000190650 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.07%
C000190650 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.76%
C000032174 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
C000032174 [Member] | Schlumberger [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.74%
C000032174 [Member] | Permian Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.22%
C000032174 [Member] | Chord Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%
C000032174 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000032174 [Member] | Tourmaline Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
C000032174 [Member] | Valaris [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000032174 [Member] | Diamondback Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000032174 [Member] | Kimbell Royalty Partners [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000032174 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000032174 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.71%
C000032174 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.58%
C000032174 [Member] | Oil And Gas Drilling [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000032174 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000032174 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000032174 [Member] | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000032174 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000032174 [Member] | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000032174 [Member] | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000032174 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.07%
C000032174 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.76%
C000057545 [Member] | Macquarie VIP International Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000057545 [Member] | Macquarie VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
C000057545 [Member] | Macquarie VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.51%
C000057545 [Member] | Macquarie VIP Growth Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.53%
C000057545 [Member] | Macquarie VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.49%
C000057545 [Member] | Macquarie VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000057545 [Member] | Macquarie VIP High Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000057545 [Member] | Macquarie VIP Small Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000057545 [Member] | Macquarie VIP Mid Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000057545 [Member] | Macquarie VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.13%
C000057545 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000057545 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.67%
C000057545 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.77%
C000057545 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000057545 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000091476 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.71%
C000091476 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000091476 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.91%
C000091476 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.15%
C000091476 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000091476 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%
C000091476 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000091476 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000129562 [Member] | Macquarie VIP International Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.75%
C000129562 [Member] | Macquarie VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.57%
C000129562 [Member] | Macquarie VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.58%
C000129562 [Member] | Macquarie VIP Growth Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.06%
C000129562 [Member] | Macquarie VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.02%
C000129562 [Member] | Macquarie VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000129562 [Member] | Macquarie VIP High Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000129562 [Member] | Macquarie VIP Small Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000129562 [Member] | Macquarie VIP Mid Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000129562 [Member] | Macquarie VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.37%
C000129562 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000129562 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.92%
C000129562 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.08%
C000129562 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.75%
C000129562 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.41%
C000246484 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C000246484 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000246484 [Member] | Dollarama [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000246484 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000246484 [Member] | Novo Nordisk Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000246484 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000246484 [Member] | Deutsche Telekom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000246484 [Member] | Mitsubishi UFJ Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000246484 [Member] | Thales [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246484 [Member] | KB Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000246484 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.19%
C000246484 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.69%
C000246484 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.91%
C000246484 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.16%
C000246484 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.82%
C000246484 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.49%
C000246484 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
C000246484 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.83%
C000246484 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000246484 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000246484 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.67%
C000246484 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.21%
C000246484 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000246484 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.25%
C000246484 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000246484 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.75%
C000246484 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.82%
C000246484 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000246484 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.35%
C000246484 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C000017159 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C000017159 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000017159 [Member] | Dollarama [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000017159 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000017159 [Member] | Novo Nordisk Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000017159 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000017159 [Member] | Deutsche Telekom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000017159 [Member] | Mitsubishi UFJ Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000017159 [Member] | Thales [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017159 [Member] | KB Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000017159 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.19%
C000017159 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.69%
C000017159 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.91%
C000017159 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.16%
C000017159 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.82%
C000017159 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.49%
C000017159 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
C000017159 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.83%
C000017159 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000017159 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000017159 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.67%
C000017159 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.21%
C000017159 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000017159 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.25%
C000017159 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000017159 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.75%
C000017159 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.82%
C000017159 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000017159 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.35%
C000017159 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C000129561 [Member] | Macquarie VIP International Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.57%
C000129561 [Member] | Macquarie VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%
C000129561 [Member] | Macquarie VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.92%
C000129561 [Member] | Macquarie VIP Growth Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
C000129561 [Member] | Macquarie VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
C000129561 [Member] | Macquarie VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
C000129561 [Member] | Macquarie VIP High Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000129561 [Member] | Macquarie VIP Small Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000129561 [Member] | Macquarie VIP Mid Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000129561 [Member] | Macquarie VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.07%
C000129561 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000129561 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.24%
C000129561 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.06%
C000129561 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.57%
C000129561 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.25%
C000017174 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017174 [Member] | Schlumberger [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000017174 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
C000017174 [Member] | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000017174 [Member] | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000017174 [Member] | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000017174 [Member] | Glencore [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000017174 [Member] | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000017174 [Member] | Endeavour Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000017174 [Member] | Hudbay Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000017174 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.92%
C000017174 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000017174 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.96%
C000017174 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%
C000017174 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000017174 [Member] | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000017174 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000017174 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000017174 [Member] | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
C000017174 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.44%
C000017177 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
C000017177 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000017177 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000017177 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000017177 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000017177 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000017177 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000017177 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000017177 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017177 [Member] | Salesforce [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000017177 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000017177 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
C000017177 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
C000017177 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.09%
C000017177 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.81%
C000017177 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.56%
C000017177 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.09%
C000017177 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.79%
C000017177 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000017177 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000017177 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017177 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000017177 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000017177 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000017177 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000017177 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017177 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000017177 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000017177 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000017177 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000057544 [Member] | Macquarie VIP International Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000057544 [Member] | Macquarie VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000057544 [Member] | Macquarie VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.21%
C000057544 [Member] | Macquarie VIP Growth Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.83%
C000057544 [Member] | Macquarie VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.79%
C000057544 [Member] | Macquarie VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
C000057544 [Member] | Macquarie VIP High Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000057544 [Member] | Macquarie VIP Small Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000057544 [Member] | Macquarie VIP Mid Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000057544 [Member] | Macquarie VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000057544 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000057544 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.67%
C000057544 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.77%
C000057544 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000057544 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000057547 [Member] | Macquarie VIP International Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
C000057547 [Member] | Macquarie VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.84%
C000057547 [Member] | Macquarie VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
C000057547 [Member] | Macquarie VIP Growth Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.93%
C000057547 [Member] | Macquarie VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000057547 [Member] | Macquarie VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000057547 [Member] | Macquarie VIP High Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000057547 [Member] | Macquarie VIP Small Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000057547 [Member] | Macquarie VIP Mid Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000057547 [Member] | Macquarie VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000057547 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000057547 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.69%
C000057547 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000057547 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
C000057547 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000190647 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000190647 [Member] | Pinterest Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000190647 [Member] | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190647 [Member] | Trade Desk Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190647 [Member] | Dexcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000190647 [Member] | Tyler Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000190647 [Member] | Universal Display [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
C000190647 [Member] | HEICO Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000190647 [Member] | MarketAxess Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000190647 [Member] | Teradyne [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000190647 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.72%
C000190647 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000190647 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000190647 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
C000190647 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%
C000190647 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.09%
C000190647 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000190647 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.38%
C000190647 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000017162 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000017162 [Member] | Pinterest Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000017162 [Member] | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017162 [Member] | Trade Desk Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017162 [Member] | Dexcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000017162 [Member] | Tyler Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000017162 [Member] | Universal Display [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
C000017162 [Member] | HEICO Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000017162 [Member] | MarketAxess Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000017162 [Member] | Teradyne [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000017162 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.72%
C000017162 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000017162 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000017162 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
C000017162 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%
C000017162 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.09%
C000017162 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000017162 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.38%
C000017162 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000203521 [Member] | CyberArk Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000203521 [Member] | Parsons [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000203521 [Member] | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
C000203521 [Member] | ATI [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000203521 [Member] | Clean Harbors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000203521 [Member] | Onto Innovation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000203521 [Member] | Red Rock Resorts Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000203521 [Member] | Vericel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000203521 [Member] | Verra Mobility [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000203521 [Member] | Varonis Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000203521 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000203521 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000203521 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000203521 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000203521 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%
C000203521 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.33%
C000203521 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000203521 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.11%
C000203521 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000017167 [Member] | CyberArk Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000017167 [Member] | Parsons [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000017167 [Member] | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
C000017167 [Member] | ATI [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000017167 [Member] | Clean Harbors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000017167 [Member] | Onto Innovation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000017167 [Member] | Red Rock Resorts Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000017167 [Member] | Vericel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017167 [Member] | Verra Mobility [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000017167 [Member] | Varonis Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000017167 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000017167 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000017167 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000017167 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017167 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%
C000017167 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.33%
C000017167 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000017167 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.11%
C000017167 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000190648 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.93%
C000190648 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.53%
C000190648 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000190648 [Member] | Pinterest Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000190648 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
C000190648 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%
C000190648 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
C000190648 [Member] | ASML Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000190648 [Member] | Lam Research [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000190648 [Member] | SAP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000190648 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000190648 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.26%
C000190648 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.91%
C000190648 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.08%
C000190648 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000017166 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.93%
C000017166 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.53%
C000017166 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000017166 [Member] | Pinterest Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000017166 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
C000017166 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%
C000017166 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
C000017166 [Member] | ASML Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000017166 [Member] | Lam Research [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000017166 [Member] | SAP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000017166 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000017166 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.26%
C000017166 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.91%
C000017166 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.08%
C000017166 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000017169 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000017169 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000017169 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000017169 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000017169 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000017169 [Member] | KKR And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000017169 [Member] | HCA Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000017169 [Member] | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017169 [Member] | Applied Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000017169 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000017169 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.68%
C000017169 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
C000017169 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000017169 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000017169 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.59%
C000017169 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000017169 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000017169 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000017169 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000017169 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000017172 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
C000017172 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000017172 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000017172 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000017172 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
C000017172 [Member] | KKR And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000017172 [Member] | HCA Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000017172 [Member] | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000017172 [Member] | Applied Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000017172 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000017172 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000017172 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.35%
C000017172 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
C000017172 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%
C000017172 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.11%
C000017172 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.86%
C000017172 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000017172 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017172 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000017172 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000017175 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.08%
C000017175 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.45%
C000017175 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017175 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%
C000017175 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017175 [Member] | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017175 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000017175 [Member] | Motorola Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000017175 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017175 [Member] | Intuit [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000017175 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.43%
C000017175 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017175 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.49%
C000017175 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.43%
C000017175 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
C000017175 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.85%
C000017175 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000017175 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
C000017170 [Member] | Honeywell International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000017170 [Member] | Verizon Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000017170 [Member] | DuPont de Nemours [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000017170 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000017170 [Member] | Truist Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000017170 [Member] | TJX [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000017170 [Member] | Fidelity National Information Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000017170 [Member] | Duke Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000017170 [Member] | Dover [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000017170 [Member] | Oracle [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000017170 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000017170 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.11%
C000017170 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017170 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
C000017170 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%
C000017170 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.24%
C000017170 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
C000017170 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.73%
C000017170 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%
C000017170 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000017170 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000190649 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.63%
C000190649 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
C000190649 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000190649 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000190649 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.64%
C000190649 [Member] | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
C000190649 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
C000190649 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%
C000190649 [Member] | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000190649 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000017176 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.63%
C000017176 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
C000017176 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000017176 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000017176 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.64%
C000017176 [Member] | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
C000017176 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
C000017176 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%
C000017176 [Member] | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000017176 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000057543 [Member] | Macquarie VIP International Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.02%
C000057543 [Member] | Macquarie VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000057543 [Member] | Macquarie VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.92%
C000057543 [Member] | Macquarie VIP Growth Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.15%
C000057543 [Member] | Macquarie VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000057543 [Member] | Macquarie VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.56%
C000057543 [Member] | Macquarie VIP High Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000057543 [Member] | Macquarie VIP Small Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000057543 [Member] | Macquarie VIP Mid Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000057543 [Member] | Macquarie VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.19%
C000057543 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000057543 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.69%
C000057543 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.86%
C000057543 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.02%
C000057543 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.15%